UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS APPRECIATION FUND

FORM N-Q

September 30, 2008

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 7.5%
Hotels, Restaurants & Leisure - 1.4%
1,200,000	Marcus Corp.	$19,296,000
750,000	McDonald’s Corp.	46,275,000

	Total Hotels, Restaurants & Leisure	65,571,000

Internet & Catalog Retail - 0.6%
400,000	Amazon.com Inc. *	29,104,000

Media - 4.7%
1,500,000	Cablevision Systems Corp., New York Group, Class A Shares	37,740,000
3,000,000	Comcast Corp., Class A Shares	58,890,000
50,000	Gannett Co. Inc.	845,500
3,000,000	Time Warner Inc.	39,330,000
2,782,300	Walt Disney Co.	85,388,787

	Total Media	222,194,287

Specialty Retail - 0.8%
1,000,000	Home Depot Inc.	25,890,000
400,000	Staples Inc.	9,000,000

	Total Specialty Retail	34,890,000

	TOTAL CONSUMER DISCRETIONARY	351,759,287

CONSUMER STAPLES - 11.6%
Beverages - 1.2%
800,000	PepsiCo Inc.	57,016,000

Food & Staples Retailing - 3.2%
2,500,000	Wal-Mart Stores Inc.	149,725,000

Food Products - 3.3%
600,000	Cadbury PLC, ADR	24,564,000
600,000	General Mills Inc.	41,232,000
450,000	H.J. Heinz Co.	22,486,500
2,000,000	Kraft Foods Inc., Class A Shares	65,500,000

	Total Food Products	153,782,500

Household Products - 3.9%
900,000	Kimberly-Clark Corp.	58,356,000
1,800,000	Procter & Gamble Co.	125,442,000

	Total Household Products	183,798,000

	TOTAL CONSUMER STAPLES	544,321,500

ENERGY - 13.0%
Energy Equipment & Services - 1.4%
1,598,747	Nabors Industries Ltd. *	39,840,775
325,000	Schlumberger Ltd.	25,379,250

	Total Energy Equipment & Services	65,220,025

Oil, Gas & Consumable Fuels - 11.6%
800,000	Anadarko Petroleum Corp.	38,808,000
1,000,000	BP PLC, ADR	50,170,000
900,000	Devon Energy Corp.	82,080,000
4,600,000	El Paso Corp.	58,696,000
500,000	EnCana Corp.	32,865,000
1,800,000	Exxon Mobil Corp.	139,788,000
2,200,000	Newfield Exploration Co. *	70,378,000
250,000	Petroleo Brasileiro SA, ADR	10,987,500
799,996	SandRidge Energy Inc. *	15,679,922
1,898,091	Spectra Energy Corp.	45,174,566

	Total Oil, Gas & Consumable Fuels	544,626,988

	TOTAL ENERGY	609,847,013

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
EXCHANGE TRADED FUND - 0.5%
300,000	SPDR Gold Trust *	$25,521,000

FINANCIALS - 13.8%
Capital Markets - 0.4%
600,005	Bank of New York Mellon Corp.	19,548,163

Commercial Banks - 0.8%
1,000,000	Wells Fargo & Co.	37,530,000

Diversified Financial Services - 2.0%
500,000	Bank of America Corp.	17,500,000
1,650,000	JPMorgan Chase & Co.	77,055,000

	Total Diversified Financial Services	94,555,000

Insurance - 7.7%
500,000	AFLAC Inc.	29,375,000
1,534	Berkshire Hathaway Inc., Class A Shares *	200,340,400
2,900,000	Travelers Cos. Inc.	131,080,000

	Total Insurance	360,795,400

Real Estate Investment Trusts (REITs) - 1.4%
4,500,000	Annaly Capital Management Inc.	60,525,000
1,013,800	Chimera Investment Corp.	6,295,698

	Total Real Estate Investment Trusts (REITs)	66,820,698

Real Estate Management & Development - 0.8%
1,266,960	Forest City Enterprises Inc., Class A Shares	38,857,663

Thrifts & Mortgage Finance - 0.7%
1,000,000	Hudson City Bancorp Inc.	18,450,000
2,263,130	Radian Group Inc.	11,406,175

	Total Thrifts & Mortgage Finance	29,856,175

	TOTAL FINANCIALS	647,963,099

HEALTH CARE - 8.6%
Biotechnology - 0.4%
300,000	Amgen Inc. *	17,781,000

Health Care Equipment & Supplies - 0.6%
600,000	Medtronic Inc.	30,060,000

Health Care Providers & Services - 0.4%
700,000	UnitedHealth Group Inc.	17,773,000

Pharmaceuticals - 7.2%
1,200,000	Abbott Laboratories	69,096,000
400,000	Bristol-Myers Squibb Co.	8,340,000
300,000	Eli Lilly & Co.	13,209,000
2,200,000	Johnson & Johnson	152,416,000
600,000	Novartis AG, ADR	31,704,000
2,000,000	Pfizer Inc.	36,880,000
1,300,000	Schering-Plough Corp.	24,011,000

	Total Pharmaceuticals	335,656,000

	TOTAL HEALTH CARE	401,270,000

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.1%
825,000	Honeywell International Inc.	34,278,750
1,200,000	Raytheon Co.	64,212,000

	Total Aerospace & Defense	98,490,750

Air Freight & Logistics - 1.6%
1,200,000	United Parcel Service Inc., Class B Shares	75,468,000

Commercial Services & Supplies - 2.8%
1,000,000	Covanta Holding Corp. *	23,940,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 2.8% (continued)
750,000	Pitney Bowes Inc.	$24,945,000
2,600,000	Waste Management Inc.	81,874,000

	Total Commercial Services & Supplies	130,759,000

Industrial Conglomerates - 7.8%
800,000	3M Co.	54,648,000
4,500,000	General Electric Co.	114,750,000
850,000	McDermott International Inc. *	21,717,500
1,800,000	Tyco International Ltd.	63,036,000
1,854,800	United Technologies Corp.	111,399,288

	Total Industrial Conglomerates	365,550,788

Machinery - 0.5%
600,000	Dover Corp.	24,330,000

	TOTAL INDUSTRIALS	694,598,538

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.6%
4,200,000	Cisco Systems Inc. *	94,752,000
600,000	QUALCOMM Inc.	25,782,000

	Total Communications Equipment	120,534,000

Computers & Peripherals - 2.9%
100,000	Apple Inc. *	11,366,000
3,500,005	EMC Corp. *	41,860,060
700,000	International Business Machines Corp.	81,872,000

	Total Computers & Peripherals	135,098,060

Internet Software & Services - 2.4%
125,000	Google Inc., Class A Shares *	50,065,000
1,832,940	VeriSign Inc. *	47,803,075
1,000,000	Yahoo! Inc. *	17,300,000

	Total Internet Software & Services	115,168,075

IT Services - 1.2%
1,391,100	Automatic Data Processing Inc.	59,469,525

Semiconductors & Semiconductor Equipment - 1.6%
2,799,100	Intel Corp.	52,427,143
4,000,000	LSI Corp. *	21,440,000

	Total Semiconductors & Semiconductor Equipment	73,867,143

Software - 3.1%
3,700,000	Microsoft Corp.	98,753,000
2,300,000	Oracle Corp. *	46,713,000

	Total Software	145,466,000

	TOTAL INFORMATION TECHNOLOGY	649,602,803

MATERIALS - 5.9%
Chemicals - 4.4%
1,500,000	Celanese Corp.	41,865,000
675,290	Cytec Industries Inc.	26,275,534
1,205,600	E.I. du Pont de Nemours & Co.	48,585,680
360,000	Monsanto Co.	35,632,800
950,000	PPG Industries Inc.	55,404,000

	Total Chemicals	207,763,014

Metals & Mining - 0.9%
1,000,000	Alcoa Inc.	22,580,000
325,000	Freeport-McMoRan Copper & Gold Inc., Class B Shares	18,476,250

	Total Metals & Mining	41,056,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS APPRECIATION FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.6%
500,000	Weyerhaeuser Co.	$30,290,000

	TOTAL MATERIALS	279,109,264

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
4,300,000	AT&T Inc.	120,056,000
1,000,000	Verizon Communications Inc.	32,090,000

	TOTAL TELECOMMUNICATION SERVICES	152,146,000

UTILITIES - 1.2%
Electric Utilities - 0.6%
1,500,000	Duke Energy Corp.	26,145,000

Independent Power Producers & Energy Traders - 0.6%
1,200,002	NRG Energy Inc. *	29,700,049

	TOTAL UTILITIES	55,845,049

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $3,744,246,670)	4,411,983,553

FACE AMOUNT
SHORT-TERM INVESTMENT - 6.4%
Repurchase Agreement - 6.4%
$299,492,000	Interest in $482,062,000 joint tri-party repurchase agreement dated 9/30/08 with Barclays Capital Inc., 2.000% due 10/1/08; Proceeds at maturity - $299,508,638; (Fully collateralized by various U.S. government agency obligations, 2.624% to 4.000% due 5/13/09 to 8/26/11; Market value - $305,483,309) (Cost - $299,492,000)	299,492,000

	TOTAL INVESTMENTS - 100.3% (Cost - $4,043,738,670#)	4,711,475,553
	Liabilities in Excess of Other Assets - (0.3)%	(15,260,603)

	TOTAL NET ASSETS - 100.0%	$4,696,214,950

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$4,711,475,553	$4,411,983,553	$299,492,000	—

Notes to Schedule of Investments (unaudited) (continued)

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$990,587,543
Gross unrealized depreciation	(322,850,660)

Net unrealized appreciation	$667,736,883

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date: November 25, 2008